Right-of-use assets and lease liabilities	12 Months Ended
Dec. 31, 2021
Right-of-use Assets And Lease Liabilities
Right-of-use assets and lease liabilities

23	Right-of-use assets and lease liabilities

Accounting policy

Right-of-use assets represent the right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease.

Lease terms are negotiated on an individual asset basis and contractual provisions contain a wide range of different terms and conditions. The lease agreements do not impose any covenants, but leased assets may not be used as security for borrowing purposes.

The Company accounts for non-lease components such as service costs separately, whenever applicable. The Company’s lease terms may include options to extend or terminate the lease and when it is reasonably certain that we will exercise that option, the financial effect is included in the contract’s measurement.

Measurement

Liabilities arising from a lease contract are initially measured on a present value basis, using the incremental borrowing rate approach. The incremental borrowing rate is determined by the Company based on equivalent financial costs that would be charged by a counterparty for a transaction with the same currency and a similar amount, term and risk of the lease contract. The finance cost charged to the income statement produces a constant periodic rate of interest over the lease term. On December 31, 2021, interest rates were between 5.68% to 11.39% for Brazil; and, 2.65% to 5.93% for Peru.

Lease contracts are recognized as a liability with a corresponding right-of-use asset at the date at which the leased asset is available for use by the Company. The right-of-use asset also includes any lease payments made and it is amortized over the shorter of the asset’s useful life and the lease term on a straight-line basis. Amortization expenses are classified either in Cost of sales or Administrative expenses based on the designation of the related assets.

(a)	Right-of-use assets - Changes in the year

					2021	2020
	Buildings	Machinery, equipment, and facilities	IT equipment	Vehicles	Total	Total
Balance at the beginning of the period
Cost	6,461	10,639	5,846	24,616	47,562	45,772
Accumulated amortization	(3,129)	(5,699)	(5,562)	(14,303)	(28,693)	(16,225)
Net balance at the beginning of the period	3,332	4,940	284	10,313	18,869	29,547
New contracts	-	2,723	-	2,451	5,174	5,785
Amortization	(1,063)	(2,668)	(284)	(6,288)	(10,303)	(12,468)
Remeasurement	(290)	-	-	-	(290)	-
Foreign exchange effects	(92)	(192)	-	(477)	(761)	(3,995)
Balance at the end of the period	1,887	4,803	-	5,999	12,689	18,869
Cost	5,731	17,560	5,427	21,285	50,003	47,562
Accumulated amortization	(3,844)	(12,757)	(5,427)	(15,286)	(37,314)	(28,693)
Balance at the end of the period	1,887	4,803	-	5,999	12,689	18,869

Average annual amortization rates %	31	34	33	34

(b)	Lease liabilities - Changes in the year
	2021	2020
Balance at the beginning of the year	25,689	34,384
New contracts	5,174	5,785
Payments of lease liabilities	(9,827)	(9,100)
Interest paid on lease liabilities	(1,415)	(1,385)
Remeasurement	(302)	-
Accrued interest – note 10	1,272	1,757
Foreign exchange effects	(952)	(5,752)
Balance at the end of the year	19,639	25,689
Current liabilities	16,246	15,999
Non-current liabilities	3,393	9,690